Intangible assets -Summary of Sensitivity Analysis of Significant Actuarial Assumption (Details)	Dec. 31, 2022	Dec. 31, 2021
Networks [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	9.00%	7.50%
Cloud Software and Services [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.00%	8.00%
Vonage [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	9.50%
Cradlepoint [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	9.50%	10.00%
iconectiv [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	10.00%	9.00%
Emodo [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	14.50%	12.00%
Red Bee Media [Member]
Disclosure of information for cash-generating units [line items]
Post-tax discount rates	11.00%	9.50%